United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  4/30/09

Date of Reporting Period:  Quarter ended 1/31/09

Item 1.                      Schedule of Investments
Automated Government Cash Reserves

Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount			Value
		U.S. GOVERNMENT AGENCIES—99.0%
$126,000,000	[1]	Federal Farm Credit System Discount Notes, 0.190% - 2.880%, 3/4/2009 - 1/6/2010	$125,281,731
239,225,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.242% - 2.450%, 2/2/2009 - 4/1/2009	239,183,825
17,886,000		Federal Farm Credit System Notes, 2.380% - 6.820%, 2/4/2009 - 12/17/2009	18,044,987
409,613,000	[1]	Federal Home Loan Bank System Discount Notes, 0.070% - 3.200%, 2/3/2009 - 10/8/2009	409,421,680
159,140,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.249% - 2.318%, 2/2/2009 - 4/14/2009	159,085,141
33,950,000		Federal Home Loan Bank System Notes, 2.400% - 5.375%, 3/17/2009 - 5/15/2009	33,965,943
11,000,000	[1]	Tennessee Valley Authority Discount Note, 0.100%, 2/12/2009	10,999,664
		TOTAL INVESTMENTS—99.0% (AT AMORTIZED COST)[3]	995,982,971
		OTHER ASSETS AND LIABILITIES—NET—1.0%[4]	9,981,656
		TOTAL NET ASSETS—100%	$1,005,964,627

1	Discount rate at time of purchase.
2	Floating rate note with current rate and next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Investment Valuation
Securities are valued at amortized cost.  Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles.  The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity.  If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:
•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs                                                                                                Investments in
Securities
Level 1 – Quoted Prices and Investments in Mutual Funds                                                                                                                      $                    -
Level 2 – Other Significant Observable Inputs                                                                                                           995,982,971
Level 3 – Significant Unobservable Inputs                                                                                                                                    -
   Total                                                                                                $  995,982,971

U.S. Treasury Cash Reserves Fund

Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount		Value
	U.S. TREASURY OBLIGATIONS— 96.9%
	U.S. Treasury Bills—82.8%[1]
$900,000,000	United States Treasury Bills, 0.000% - 0.080%, 2/5/2009	$899,998,944
1,820,000,000	United States Treasury Bills, 0.010% - 0.530%, 5/15/2009	1,818,639,828
400,000,000	United States Treasury Bills, 0.010%, 5/14/2009	399,988,667
133,000,000	United States Treasury Bills, 0.015% - 0.020%, 5/21/2009	132,992,446
1,398,000,000	United States Treasury Bills, 0.020% - 0.710%, 3/5/2009	1,397,830,676
5,990,000,000	United States Treasury Bills, 0.035% - 0.095%, 3/12/2009	5,989,451,617
475,000,000	United States Treasury Bills, 0.040%, 3/26/2009	474,972,028
8,714,700,000	United States Treasury Bills, 0.045% - 0.140%, 3/19/2009	8,713,779,039
13,425,000,000	United States Treasury Bills, 0.060% - 0.830%, 4/2/2009	13,422,522,536
218,000,000	United States Treasury Bills, 0.070%, 6/4/2009	217,947,862
425,000,000	United States Treasury Bills, 0.100% - 0.370%, 4/29/2009	424,734,167
1,155,000,000	United States Treasury Bills, 0.120% - 0.130%, 4/9/2009	1,154,730,883
859,100,000	United States Treasury Bills, 0.120% - 0.150%, 2/26/2009	859,026,135
730,000,000	United States Treasury Bills, 0.210% - 0.250%, 7/2/2009	729,273,100
605,000,000	United States Treasury Bills, 0.525%, 5/28/2009	603,976,542
115,045,000	United States Treasury Bills, 1.050%, 7/30/2009	114,444,369
	TOTAL	37,354,308,839
	U.S. Treasury Notes—14.1%
563,000,000	United States Treasury Notes, 2.625%, 3/15/2009	564,322,315
2,203,550,000	United States Treasury Notes, 3.000% - 4.500%, 2/15/2009	2,206,599,749
50,000,000	United States Treasury Notes, 3.125%, 4/15/2009	50,272,388
816,650,000	United States Treasury Notes, 3.875% - 5.500%, 5/15/2009	825,995,573
389,000,000	United States Treasury Notes, 4.500%, 3/31/2009	391,590,825
350,000,000	United States Treasury Notes, 4.500%, 4/30/2009	353,221,223
1,280,000,000	United States Treasury Notes, 4.750%, 2/28/2009	1,284,293,286
659,000,000	United States Treasury Notes, 4.875%, 5/31/2009	669,001,961
	TOTAL	6,345,297,320
	TOTAL INVESTMENTS—96.9% (AT AMORTIZED COST)[2]	43,699,606,159
	OTHER ASSETS AND LIABILITIES—NET—3.1%[3]	1,419,969,161
	TOTAL NET ASSETS—100%	$45,119,575,320

1	Discount rate at time of purchase.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Investment Valuation
Securities are valued at amortized cost.  Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles.  The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity.  If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:
•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund’s assets carried at fair value:

                                                                                     Investments in
Valuation Inputs                                                                                                Securities
Level 1 – Quoted Prices and Investments in Mutual Funds                                                                                                                     $                       -
Level 2 – Other Significant Observable Inputs                                                                                                            43,699,606,159
Level 3 – Significant Unobservable Inputs                                                                                                                                    -
   Total                                                                                                $43,699,606,159

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                Money Market Obligations Trust

By                      /S/ Richard A. Novak, Principal Financial Officer___

Richard A. Novak, Principal Financial Officer

Date                      March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                      /S/ J. Christopher Donahue, Principal Executive Officer______

J. Christopher Donahue, Principal Executive Officer

Date                      March 23, 2009

By                      /S/ Richard A. Novak, Principal Financial Officer______

Richard A. Novak, Principal Financial Officer

Date                      March 23, 2009